Document and Entity Information	Sep. 19, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001324424
Document Type	8-K
Document Period End Date	Sep. 19, 2019
Entity Registrant Name	EXPEDIA GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37429
Entity Tax Identification Number	20-2705720
Entity Address, Address Line One	333 108th Avenue NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(425)
Local Phone Number	679-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EXPE
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Expedia Group, Inc. 2.500% Senior Notes due 2022
Trading Symbol	EXPE22
Security Exchange Name	NYSE